SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 15:-	SHAREHOLDERS’ EQUITY

a.	Ordinary shares

The holders of ordinary shares are entitled to one vote per share, to dividends as decided by the board of directors (“the Board”) and in the event of the Company's liquidation, to the surplus assets of the Company. The Company has the following ordinary shares reserved for future issuance:

	June 30,	December 31,
	2026	2025
	(Unaudited)
Ordinary shares	42,274,119	51,160,822
Outstanding share options and RSUs	3,755,167	2,653,964
Shares available for future grants under the 2021 plan	11,797,025	10,841,262
Shares available for future grants under the 2024 Foundation plan	12,923	14,498
Shares subject to the employee share purchase plan	835,694	1,048,635
Total	58,674,928	65,719,181

b.	Share-based compensation

Share option activity for the six months ended June 30, 2026 (unaudited) is as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted Average Remaining Contractual life	Aggregate Intrinsic Value
	(Unaudited)
Outstanding — January 1, 2026 (*)	1,257,067	$70.64	5.17	$111,600
Granted (*)	95,135	$0.01
Exercised	(140,338)	$12.23
Expired and forfeited	(61,544)	$141.80
Outstanding — June 30, 2026	1,150,320	$68.12	5.21	$43,467
Exercisable — June 30, 2026 (*)	979,853	$76.06	4.63	$33,462

(*) Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, 22,481 in 2024, 20,217 in 2025, and 66,595 in 2026, as applicable.

The aggregate intrinsic value was calculated as the difference between the exercise price of the share options and the fair value of the underlying ordinary shares as of June 30, 2026 and January 1, 2026. The intrinsic value of options exercised in the six months ended June 30, 2026 (unaudited) and June 30, 2025 (unaudited) was approximately $12,171 and $109,427, respectively. The weighted-average grant-date fair value of options granted during the six months ended June 30, 2026 (unaudited) and June 30, 2025 (unaudited) was $73.57 and $252.64, respectively.

The following table summarizes the activity for the Company's RSUs for the six months ended June 30, 2026 (unaudited):

	Number of Units	Weighted-Average Fair Value
	(Unaudited)
Balance at January 1, 2026 (*)	1,396,897	$221.68
Granted (*)	1,783,617	$75.47
Vested	(362,312)	$178.92
Canceled	(213,355)	$199.23
Balance at June 30, 2026 (*)	2,604,847	$129.35

(*) Includes 22,928 performance shares granted to the Company’s Co-CEOs in 2023, 48,129, 62,211 and 258,656 performance shares granted to the Company’s Co-CEOs and several executives in 2024, 2025 and 2026, respectively.

As of June 30, 2026 (unaudited) and June 30, 2025 (unaudited) there was $194,798 and $230,702 of total unrecognized compensation cost related to unvested RSUs, respectively, which is expected to be recognized over a weighted-average period of 1.82 and 1.89 years, respectively.

Share-based compensation expense for the six months ended June 30, 2026 (unaudited) and June 30, 2025 (unaudited), is as follows:

	Six months ended June 30,
	2026	2025
	(Unaudited)
Cost of revenue	$3,311	$3,406
Research and development	29,911	43,347
Sales and marketing	20,172	19,205
General and administrative	17,107	21,645
Share-based compensation, net of amounts capitalized	$70,501	$87,603
Capitalized share-based compensation expense	432	1,055
Total share-based compensation	$70,933	$88,658

As of June 30, 2026 (unaudited) and June 30, 2025 (unaudited), unamortized share-based compensation expense was $204,008 and $241,268, respectively, which is expected to be recognized over weighted-average periods of 1.82 and 1.88 years, respectively.

The following table summarizes the Black-Scholes assumptions used at the grant dates:

	Six months ended June 30,
	2026	2025
	(Unaudited)
Risk-free interest rate	3.89%-4.02%	3.74%-4.10%
Expected dividend yield	0%	0%
Expected term (in years)	5.5-7	2-7
Expected volatility	62.83%	57.02%-59.32%

c.	Employee Share Purchase Plan

During the six months ended June 30, 2026 (unaudited) and June 30, 2025 (unaudited) employees purchased 212,941 and 37,861 ordinary shares, respectively, under the monday.com Ltd. 2021 Employee Share Purchase Plan (the “ESPP”) at average prices of $61.74 and $226.01 per share, respectively. The ESPP is compensatory and, as such, results in recognition of compensation cost.

d.	Share Repurchases

In September 2025, the Company’s Board authorized a share repurchase program of the Company’s ordinary shares in an aggregate amount of up to $870,000 and with no expiration date. The repurchases commenced in November 2025.

During the six months ended June 30, 2026, the Company repurchased and subsequently retired 9,602,294 shares for an aggregate amount of $734,971 under its existing share repurchase program. The repurchases were executed in open market transactions. As of June 30, 2026, the program has been fully utilized, and no shares are available for future share repurchases under the program.